Subsequent Events (Detail) (USD $)					0 Months Ended		3 Months Ended				3 Months Ended		0 Months Ended			3 Months Ended		0 Months Ended		3 Months Ended
	Jun. 13, 2014	Jul. 25, 2014 Covidien PLC	Jun. 15, 2014 Covidien PLC	Jun. 13, 2014 Subsequent Event	Jun. 15, 2014 Subsequent Event Covidien PLC	Oct. 03, 2014 Subsequent Event Covidien PLC	Jul. 25, 2014 Line Of Credit Facility 2017 Credit Facility	Apr. 25, 2014 Line Of Credit Facility 2017 Credit Facility	Nov. 07, 2014 Amended and Restated Revolving Credit Facility Subsequent Event Credit Facility	Jun. 15, 2014 Covidien PLC Subsequent Event New Medtronic	Jul. 25, 2014 Parent Company Term Loan Credit Agreement [Member] Subsequent Event	Nov. 07, 2014 Parent Company Term Loan Credit Agreement [Member] Subsequent Event	Jul. 25, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement	Nov. 07, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jun. 15, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Nov. 07, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement	Nov. 07, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount to be borrowed							$ 2,250,000,000	$ 2,250,000,000	$ 3,500,000,000			$ 5,000,000,000			$ 2,800,000,000		$ 11,300,000,000
Debt term							5 years				3 years		364 days		364 days	364 days		60 days		60 days
Terminated loan														2,800,000,000					13,500,000,000
Cash required to finance the cash component of transaction		13,200,000,000				16,300,000,000
Cash issued per share					$ 35.19
Stock issued per share					0.956
Total consideration					42,900,000,000
Share price	$ 60.70			$ 60.70
Ownership percentage										30.00%
Termination fee			850,000,000		850,000,000
Additional capital required					$ 13,500,000,000